Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Information [Abstract]
Condensed Parent Company Financial Information

NOTE 19 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 was as follows:

CONDENSED BALANCE SHEETS	2011	2010
	(Dollars in thousands)
Assets:
Cash	$31	$3
Dividends receivable from subsidiary	535	536
Investment in subsidiary	68,479	51,108
Subordinated note receivable from subsidiary, including accrued
interest of $90 in 2010	-	5,090
Available-for-sale security	350	350
Federal income tax receivable	52	-

Total assets	$69,447	$57,087

Liabilities – dividends and other payables	$6,564	$574

Stockholders' equity:
Common stock	23,926	23,926
Surplus	179	179
Retained earnings	42,662	40,050
Accumulated other comprehensive income	4,341	507
Treasury stock	(8,225)	(8,149)

Total stockholders' equity	62,883	56,513

Total liabilities and stockholders' equity	$69,447	$57,087

CONDENSED STATEMENTS OF OPERATIONS	2011	2010	2009
		(Dollars in thousands)
Income – dividends from subsidiary	$2,317	$3,101	$2,300
Interest income on subordinated note from subsidiary	190	200	200
Professional fees, interest, and other expenses	(342)	(134)	(167)
Income before income taxes and equity in
undistributed net income of subsidiary	2,165	3,167	2,333
Federal income tax provision	(52)	22	11
Income before equity in undistributed
net income of subsidiary	2,217	3,145	2,322
Equity in net income of subsidiary, less dividends	2,537	879	784
Net income	$4,754	$4,024	$3,106

CONDENSED STATEMENTS OF CASH FLOWS	2011	2010	2009
		(Dollars in thousands)
Cash flows from operating activities:
Net income	$4,754	$4,024	$3,106
Adjustments to reconcile net income to net
cash provided by operating activities:
Equity in net income of subsidiary,
less dividends	(2,537)	(879)	(784)
Decrease in dividends receivable	1	12	2
Decrease (increase) in accrued
interest receivable	90	(65)	69
Increase (decrease) in other liabilities	(62)	7	(2)
Net cash provided by operating activities	2,246	3,099	2,391
Cash flows from financing activities:
Cash dividends paid	(2,142)	(2,174)	(2,202)
Purchase of treasury shares	(76)	(940)	(171)
Net cash used in financing activities	(2,218)	(3,114)	(2,373)
Net increase (decrease) in cash	28	(15)	18
Cash at beginning of year	3	18	-

Cash at end of year	$31	$3	$18

Under a program initially approved by the Board of Directors in 2002, the Corporation periodically purchases shares of its common stock in the over-the-counter market. Continuation of the program is approved by the Board of Directors on a regular basis.

The decision whether to purchase shares, the number of shares to be purchased and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which might affect the advisability of purchasing shares. Since the February 2002 inception of the stock buy-back program, the Corporation has repurchased 248,791 common shares in the open market, with 240,729 shares remaining as treasury stock at December 31, 2011.